Fair Value Measurements - Schedule of Contingent Consideration Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Payment of contingent consideration	$ (781)
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Increase (decrease) contingent consideration liability	10,808
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of period	2,531	$ 10,403	$ 0
Issuance of contingent consideration in connection with acquisition			10,587
Change in fair value of contingent consideration	(2,465)	(7,602)	132
Effect of foreign currency translation	519	(270)	(316)
End of period	$ 10,612	$ 2,531	$ 10,403